NJEDA BONDS (Tables)	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule Of Bond Issuance [Table Text Block]
On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

Description	Principal Amount On Issue Date	Interest Rate	Maturity
Series A Note	$3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

Bond Issue Costs And Amortization [Table Text Block]
Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds. These costs and amortization activity are summarized as follows:

Description	Balances As of March 31, 2015	Amortization Expense Current YTD	Balances As of March 31, 2016
Bond Issue Costs	$354,453		$354,453
Accumulated Amortization	(135,874)	(14,178)	(150,052)
Unamortized Balance	$218,579		$204,401

Schedule of Securities Financing Transactions [Table Text Block]
Bond financing consisting of the following, as of March 31,

	2016	2015

Refinanced NJEDA Bonds	$2,065,000	$2,275,000

Current portion	(220,000)	(210,000)

Long term portion, net of current maturities	$1,845,000	$2,065,000

Schedule of Maturities of NJEDA Bonds [Table Text Block]	Maturities of Bonds for the next five years are as follows:
YEAR ENDING MARCH 31,	AMOUNT
2017	$220,000
2018	85,000
2019	90,000
2020	95,000
2021	105,000
Thereafter	1,470,000
$2,065,000